Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,118,782	$ 3,755,559
Capitalized interest	50,596	33,839
Ending balance	4,885,564	4,118,782
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,286	146,343
Ending balance	154,279	153,286
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,170,824	1,224,926
Ending balance	1,270,221	1,170,824
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	119,165	112,543
Ending balance	143,645	119,165
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,436,418	2,032,672
Ending balance	3,076,445	2,436,418
Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239,089	239,075
Ending balance	240,974	239,089
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,059,235	7,419,814
Additions/transfers	989,090	622,120
(Write-down) reversal of assets	(247)	(3,508)
Other movements/transfers	(3,463)	(11,475)
Assets reclassified as held for sale		1,217
Disposals	(13,535)	(2,772)
Capitalized interest	50,596	33,839
Ending balance	9,081,676	8,059,235
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	282,426	257,480
Additions/transfers	10,070	4,903
(Write-down) reversal of assets	0	(1,403)
Other movements/transfers	6,647	21,446
Assets reclassified as held for sale		0
Disposals	(66)	0
Capitalized interest	0	0
Ending balance	299,077	282,426
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,873,626	2,764,413
Additions/transfers	84,744	40,339
(Write-down) reversal of assets	0	523
Other movements/transfers	153,809	70,740
Assets reclassified as held for sale		0
Disposals	(10,173)	(2,389)
Capitalized interest	0	0
Ending balance	3,102,006	2,873,626
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	119,165	112,543
Additions/transfers	188,039	109,435
(Write-down) reversal of assets	0	(1,946)
Other movements/transfers	(163,559)	(100,867)
Assets reclassified as held for sale		0
Disposals	0	0
Capitalized interest	0	0
Ending balance	143,645	119,165
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,541,236	4,042,553
Additions/transfers	701,553	468,395
(Write-down) reversal of assets	(247)	(682)
Other movements/transfers	(439)	(2,782)
Assets reclassified as held for sale		0
Disposals	(464)	(87)
Capitalized interest	50,596	33,839
Ending balance	5,292,235	4,541,236
Cost | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,782	242,825
Additions/transfers	4,684	(952)
(Write-down) reversal of assets	0	0
Other movements/transfers	79	(12)
Assets reclassified as held for sale		1,217
Disposals	(2,832)	(296)
Capitalized interest	0	0
Ending balance	244,713	242,782
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,940,453)	(3,664,255)
Depreciation for the year	(264,710)	(276,856)
(Write-down) reversal of assets		(654)
Other movements/transfers	(127)	93
Assets reclassified as held for sale		(7)
Disposals	9,178	1,226
Ending balance	(4,196,112)	(3,940,453)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(129,140)	(111,137)
Depreciation for the year	(15,724)	(17,968)
(Write-down) reversal of assets		0
Other movements/transfers	0	(35)
Assets reclassified as held for sale		0
Disposals	66	0
Ending balance	(144,798)	(129,140)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,702,802)	(1,539,487)
Depreciation for the year	(138,014)	(160,641)
(Write-down) reversal of assets		(654)
Other movements/transfers	2	(3,165)
Assets reclassified as held for sale		0
Disposals	9,029	1,145
Ending balance	(1,831,785)	(1,702,802)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
(Write-down) reversal of assets		0
Other movements/transfers	0	0
Assets reclassified as held for sale		0
Disposals	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,104,818)	(2,009,881)
Depreciation for the year	(110,972)	(98,247)
(Write-down) reversal of assets		0
Other movements/transfers	0	3,310
Assets reclassified as held for sale		0
Disposals	0	0
Ending balance	(2,215,790)	(2,104,818)
Accumulated depreciation | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,693)	(3,750)
Depreciation for the year	0	0
(Write-down) reversal of assets		0
Other movements/transfers	(129)	(17)
Assets reclassified as held for sale		(7)
Disposals	83	81
Ending balance	$ (3,739)	$ (3,693)